Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41401
Entity Registrant Name	Prenetics Global Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 703-706, K11 Atelier
Entity Address, Address Line Two	728 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0015 per share
Trading Symbol	PRE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	16,874,089
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by Prenetics Global Limited (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, originally filed with the U.S. Securities Exchange Commission on April 30, 2026 (the “Original Filing”). This Amendment is being filed solely for the purpose of complying with Regulation S-X, Rule 3-09. Rule 3-09 requires, among other things, that separate financial statements for unconsolidated subsidiaries and investees accounted for by the equity method to be included in the Form 20-F when such entities are individually significant.We have determined that our equity method investment in Insighta Holdings Limited (hereinafter referred to as “Insighta”), which is not consolidated in our financial statements, was significant under the investment test of Rule 1-02(w) of Regulation S-X in relation to our financial results for the year ended December 31, 2025. This Amendment is therefore filed solely to supplement the Original Filing with the inclusion of the financial statements and related notes of Insighta as of December 31, 2025 and for the year ended December 31, 2025 (the “Insighta Financial Statements”).This Form 20-F/A consists solely of the cover page, this explanatory note, the Insighta Financial Statements, updated certifications of our chief executive officer and chief financial officer, and consent of the independent auditor of Insighta. This Amendment does not affect any other parts of, or exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and with our filings with the U.S. Securities Exchange Commission subsequent to the Original Filing.
Amendment Flag	true
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001876431
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PRENW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 703-706, K11 Atelier
Entity Address, Address Line Two	728 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	HK
Contact Personnel Name	Stephen HC Lo, Chief Financial Officer
City Area Code	852
Local Phone Number	2210-9588